Summary of Quarterly Operating Results and Comprehensive Income (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Results of Operations and Comprehensive Income
Quarterly results of operations and comprehensive income for the year ended December 31, 2017, is as follows:

(in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating Revenues
Education	$372,975	$386,698	$377,033	$380,953
Advertising	69,221	77,437	74,198	84,517
Other	140,521	211,952	205,994	210,347
	582,717	676,087	657,225	675,817
Operating Costs and Expenses
Operating	325,687	381,747	374,987	371,922
Selling, general and administrative	225,289	208,973	228,051	225,477
Depreciation of property, plant and equipment	14,652	15,871	16,002	15,984
Amortization of intangible assets	6,836	10,531	10,923	12,897
Impairment of goodwill and other long-lived assets	—	9,224	312	78
	572,464	626,346	630,275	626,358
Income from Operations	10,253	49,741	26,950	49,459
Equity in earnings (losses) of affiliates, net	649	1,331	(532)	(4,697)
Interest income	1,363	1,173	861	3,184
Interest expense	(8,129)	(9,035)	(8,619)	(8,103)
Non-operating pension and postretirement benefit income, net	18,801	18,620	17,621	17,657
Other income (expense), net	849	4,069	1,963	(2,640)
Income Before Income Taxes	23,786	65,899	38,244	54,860
Provision for (Benefit from) Income Taxes	2,700	23,900	13,400	(159,700)
Net Income	21,086	41,999	24,844	214,560
Net Income Attributable to Noncontrolling Interests	—	(3)	(60)	(382)
Net Income Attributable to Graham Holdings Company Common Stockholders	$21,086	$41,996	$24,784	$214,178

Per Share Information Attributable to Graham Holdings Company Common Stockholders
Basic net income per common share	$3.77	$7.51	$4.45	$38.76
Basic average number of common shares outstanding	5,535	5,539	5,518	5,473
Diluted net income per common share	$3.75	$7.46	$4.42	$38.52
Diluted average number of common shares outstanding	5,569	5,577	5,554	5,509
Quarterly comprehensive income	$39,368	$59,135	$64,029	$367,648

The sum of the four quarters may not necessarily be equal to the annual amounts reported in the Consolidated Statements of Operations due to rounding. Certain amounts were reclassified from other revenue to advertising revenue (see Note 2).
In the fourth quarter of 2017, an unfavorable $2.8 million net out of period expense adjustment was included that related to prior periods from the third quarter of 2016 through the third quarter of 2017. With respect to this error, the Company has concluded that it was not material to the Company’s financial position or results of operations for 2017 and 2016 and related interim periods, based on its consideration of quantitative and qualitative factors.

Quarterly results of operations and comprehensive income for the year ended December 31, 2016, is as follows:

(in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating Revenues
Education	$401,006	$419,144	$386,936	$391,261
Advertising	73,104	75,494	91,597	90,707
Other	127,630	134,295	143,105	147,611
	601,740	628,933	621,638	629,579
Operating Costs and Expenses
Operating	316,228	318,612	314,513	320,677
Selling, general and administrative	226,294	229,442	232,080	208,281
Depreciation of property, plant and equipment	16,761	16,045	16,097	15,717
Amortization of intangible assets	6,262	6,278	6,620	7,511
Impairment of goodwill	—	—	—	1,603
	565,545	570,377	569,310	553,789
Income from Operations	36,195	58,556	52,328	75,790
Equity in earnings (losses) of affiliates, net	1,004	(891)	(1,008)	(7,042)
Interest income	591	721	740	1,041
Interest expense	(7,948)	(7,971)	(8,614)	(10,857)
Non-operating pension and postretirement benefit income, net	15,677	15,584	15,705	33,699
Other income (expense), net	15,096	19,000	(18,225)	(28,513)
Income Before Income Taxes	60,615	84,999	40,926	64,118
Provision for Income Taxes	22,400	23,800	7,800	27,200
Net Income	38,215	61,199	33,126	36,918
Net Income Attributable to Noncontrolling Interests	(435)	(433)	—	—
Net Income Attributable to Graham Holdings Company Common Stockholders	$37,780	$60,766	$33,126	$36,918

Per Share Information Attributable to Graham Holdings Company Common Stockholders
Basic net income per common share	$6.63	$10.82	$5.90	$6.60
Basic average number of common shares outstanding	5,623	5,544	5,544	5,527
Diluted net income per common share	$6.59	$10.76	$5.87	$6.57
Diluted average number of common shares outstanding	5,652	5,574	5,574	5,556
Quarterly comprehensive income	$41,015	$49,996	$40,331	$(40,946)

The sum of the four quarters may not necessarily be equal to the annual amounts reported in the Consolidated Statements of Operations due to rounding. Certain amounts were reclassified from other revenue to advertising revenue (see Note 2).

Schedule Of Quarterly Impact From Certain Items
Quarterly impact from certain items in 2017 and 2016 (after-tax and diluted EPS amounts):

		First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2017
•	Charges of $6.3 million related to restructuring and non-operating Separation Incentive Program charges at the education division ($0.3 million, $0.4 million, $1.1 million and $4.5 million in the first, second, third and fourth quarters, respectively)	$(0.05)	$(0.06)	$(0.20)	$(0.81)
•	Goodwill and long-lived assets impairment charges of $5.8 million at other businesses		$(1.03)
•	Gains, net, of $2.1 million for non-operating foreign currency gains (losses) ($1.1 million gain, $2.2 million gain, $0.9 million gain and $2.1 million loss in the first, second, third and fourth quarters, respectively)	$0.19	$0.39	$0.16	$(0.37)
•	Net deferred tax benefits of $177.5 million related to the Tax Act				$31.68
•	Income tax benefit of $5.9 million related to stock compensation	$1.06

2016
•	Charges of $7.7 million related to restructuring at the education division ($1.2 million, $0.9 million, $1.1 million and $4.5 million in the first, second, third and fourth quarters, respectively)	$(0.21)	$(0.15)	$(0.19)	$(0.81)
•	Non-operating settlement gain of $10.8 million related to a bulk lump sum pension offering				$1.92
•	Non-operating gain, net, of $20.0 million from the sales of land and marketable equity securities ($1.1 million gain, $23.9 million gain and $5.0 million loss in the first, second and fourth quarters, respectively)	$0.19	$4.23		$(0.90)
•	Non-operating gain of $13.6 million arising from the sale of a business and the formation of a joint venture ($11.9 million and $1.7 million in the first and second quarters, respectively)	$2.08	$0.29
•	Non-operating expense of $24.1 million from the write-down of cost method investments and investments in affiliates ($9.6 million and $14.5 million in the third and fourth quarters, respectively)			$(1.70)	$(2.57)
•	Losses, net, of $25.5 million for non-operating foreign currency losses ($3.4 million, $15.4 million, $2.4 million and $4.2 million in the first, second, third and fourth quarters, respectively)	$(0.60)	$(2.73)	$(0.43)	$(0.75)
•	Net nonrecurring $8.3 million deferred tax benefit related to Kaplan’s international operations			$1.47
•	Favorable $5.6 million out of period deferred tax adjustment related to the KHE goodwill impairment recorded in the third quarter of 2015		$1.00